Consolidated subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated subsidiaries
Summary of subsidiaries and ownership interest

		Ownership interest
		As of	As of
		December 31,	December 31,
Subsidiary	Main activity	2017	2018
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems, money transfer, consumer and SME financial services	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI ROMANIA SRL (Romania)	Operation of electronic payment kiosks	100%	100%
QIWI WALLET EUROPE SIA (Latvia)	Operation of on-line payments	100%	100%
QIWI Retail LLC (Russia)*	Sublease of space for electronic payment kiosks	100%	—
QIWI Management Services FZ‑LLC (UAE)	Management services	100%	100%
Attenium LLC (Russia)	Management services	100%	100%
Postomatnye Tekhnologii LLC (Russia)	Logistic	100%	100%
Future Pay LLC (Russia)	Operation of on-line payments	100%	100%
Qiwi Blockchain Technologies LLC (Russia)	Software development	100%	100%
QIWI Shtrikh LLC (Russia)	On-line cashbox production	51%	51%
QIWI Platform LLC (Russia)	Software development	100%	100%
QIWI Processing LLC (Russia)	Software development	100%	100%
Joint ventures (Note 6, Note 21)
Flocktory Ltd (Cyprus)	Holding company	82%	82%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	82%	82%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	82%	82%
Associate (Note 6, Note 20)
JSC Tochka (Russia)	Digital services for banks	—	40%

* QIWI Retail LLC was liquidated during the year 2018